Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accruals and reserves	$ 41,094	$ 33,407
Deferred revenue	95,969	82,378
Tax credits	50,072	41,444
Net operating losses	41,986	50,143
Other	267	4,296
Stock based compensation	34,349	40,660
Transaction costs	557	511
Valuation allowance	(14,156)	(16,673)
Total deferred tax assets	250,138	236,166
Deferred tax liabilities:
Depreciation and amortization	1,933	(7,626)
Acquired technology	(8,524)	(17,778)
Prepaid expenses	(11,119)	(5,808)
Total deferred tax liabilities	(17,710)	(31,212)
Total net deferred tax assets	$ 232,428	$ 204,954